Shareholder Report, Line Graph (Details) - USD ($)	11 Months Ended	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
C000222560
Account Value [Line Items]
Account Value	$ 10,092	$ 10,092	$ 9,458	$ 9,193	$ 8,949	$ 7,693	$ 8,620	$ 8,790	$ 8,570	$ 8,083	$ 9,002	$ 9,512	$ 11,082	$ 10,903	$ 10,963	$ 10,443	$ 10,000
C000233898
Account Value [Line Items]
Account Value	12,943	12,943	12,025	11,358	10,680	10,071	10,793	10,140	9,662	9,759	9,470	10,000
C000230847
Account Value [Line Items]
Account Value	12,519	12,519	11,629	11,553	11,628	10,426	10,615	10,616	10,214	9,142	9,076	10,254	10,000
C000244425
Account Value [Line Items]
Account Value	10,545	10,545	10,064	10,017	10,000
C000223446
Account Value [Line Items]
Account Value	9,481	9,481	9,491	9,409	9,301	9,217	9,340	9,349	9,675	10,298	10,728	10,920	11,008	11,130	11,305	11,063	10,000
C000240370
Account Value [Line Items]
Account Value	12,712	12,712	12,177	12,060	11,279	10,277	10,781	10,000
C000229547
Account Value [Line Items]
Account Value	9,474	9,474	9,173	9,148	8,957	8,655	8,869	8,788	8,752	8,698	8,719	9,386	10,000
C000229546
Account Value [Line Items]
Account Value	8,832	8,832	8,754	8,873	8,224	7,424	7,880	7,688	7,731	7,683	8,029	9,000	10,000
C000222559
Account Value [Line Items]
Account Value	11,932	$ 11,932	10,804	10,651	10,146	9,227	9,644	9,539	9,334	8,994	9,559	10,195	11,262	11,257	11,298	10,705	10,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Account Value	10,108	$ 10,108	9,841	9,843	9,881	9,158	9,534	9,544	9,286	8,920	9,240	9,520	10,152	10,079	10,106	9,965	10,000
MSCI All Country World Index (Gross)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Account Value	12,663	$ 12,663	11,866	11,519	10,634	9,568	9,894	9,304	8,659	7,881	8,447	10,000
Bloomberg World Large & Mid Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg World Large & Mid Cap Index
Account Value	$ 11,894	$ 11,894	11,132	10,807	9,995	9,008	9,314	8,770	8,176	7,467	7,995	9,440	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,445	$ 10,445	9,929	9,922	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value	16,249	$ 16,249	15,346	14,715	13,310	11,917	12,320	11,330	10,540	9,799	10,302	12,279	12,871	11,592	11,525	10,617	10,000
Morningstar U.S. Large-Mid Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar U.S. Large-Mid Cap Index
Account Value	14,357	$ 14,357	13,558	13,039	11,792	10,534	10,870	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value	9,588	$ 9,588	9,115	9,109	9,180	8,594	8,881	8,957	8,699	8,539	8,965	9,407	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value	12,625	$ 12,625	11,923	11,433	10,342	9,259	9,572	8,803	8,189	7,613	8,004	9,540	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value	9,440	$ 9,440	8,974	8,968	9,038	8,462	8,744	8,819	8,565	8,407	8,827	9,262	9,846	9,845	9,840	9,663	10,000
60% MSCI World Index & 40% Bloomberg Barclays US Agg Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		60% MSCI World Index and 40% Bloomberg U.S. Aggregate Bond Index
Account Value	11,140	$ 11,140	10,514	10,336	9,843	8,976	9,282	8,938	8,440	7,908	8,367	9,465	10,000
IQ Merger Arbitrage Index
Account Value [Line Items]
Line Graph and Table Measure Name		IQ Merger Arbitrage Index
Account Value	9,838	$ 9,838	9,466	9,503	9,505	9,487	9,380	9,528	9,558	9,449	9,354	9,662	9,729	9,930	10,072	9,900	10,000
Dow Jones U.S. Moderately Conservative Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Moderately Conservative Portfolio Index
Account Value	10,427	$ 10,427	9,881	9,875	9,587	8,860	9,189	9,012	8,684	8,344	8,689	9,503	10,000
50% ICE BofA 5-10Y Corp & 50% Markit iBoxx Liq HY Index
Account Value [Line Items]
Line Graph and Table Measure Name		50% ICE BofA 5-10Y US Corp % 50% Markit iBoxx Liq HY Index
Account Value	$ 10,568	$ 10,568	$ 10,002	$ 9,920	$ 9,862	$ 9,163	$ 9,260	$ 9,222	$ 8,897	$ 8,547	$ 8,796	$ 9,562	$ 10,152	$ 10,135	$ 10,102	$ 9,842	$ 10,000